INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Components of Consolidated Statement of Financial Position
Total Trade receivables current	$ 207,320,974	$ 158,006,474
Trade receivables
Components of Consolidated Statement of Financial Position
Allowance for credit notes to be issued	(2,905,624)	(3,694,019)
Deferred checks	11,295,922	7,991,237
Total Trade receivables current	207,320,974	158,006,474
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	205,057,590	160,269,233
Trade receivables | Loss allowance
Components of Consolidated Statement of Financial Position
Trade debtors	(7,050,280)	(7,425,604)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	141,224
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 782,142	$ 865,627